Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Accounts payable	₩ 1,646,460	₩ 1,652,957
Accrued expenses	1,242,403	1,275,068
Dividend payable	4,598	4,182
Lease liabilities	180,424	161,601
Deposits withheld	332,620	370,063
Other payables, current	3,406,505	3,463,871
Non-current
Accounts payable	4,072	6,096
Accrued expenses	18,459	11,979
Lease liabilities	1,160,230	744,500
Long-term deposits withheld	54,597	46,437
Other payables, non-current	₩ 1,237,358	₩ 809,012